Defiance Quantum ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Communication Services — 6.3%
23,660	Alphabet, Inc. - Class A (a)	$3,571,004
27,130	Baidu, Inc. - ADR (a)	2,856,246
907,367	Koninklijke KPN NV	3,396,514
2,613,031	Nippon Telegraph & Telephone Corporation	3,107,771
256,370	Orange SA - ADR	3,017,475
		15,949,010
	Consumer Discretionary — 1.2%
43,032	Alibaba Group Holding, Ltd. - ADR	3,113,796
	Industrials — 12.4%
75,795	ABB, Ltd.	3,525,094
20,613	Airbus SE	3,800,559
24,241	Booz Allen Hamilton Holding Corporation	3,598,334
43,545	Hitachi, Ltd.	3,957,590
15,552	Honeywell International, Inc.	3,192,048
6,844	Lockheed Martin Corporation	3,113,130
225,611	Mitsubishi Electric Corporation	3,758,817
6,403	Northrop Grumman Corporation	3,064,860
37,193	RTX Corporation	3,627,433
		31,637,865
	Information Technology — 78.4% (b)
9,171	Accenture plc - Class A	3,178,760
26,333	Advanced Micro Devices, Inc. (a)	4,752,843
30,102	Alchip Technologies, Ltd.	2,976,950
17,036	Analog Devices, Inc.	3,369,550
21,259	Applied Materials, Inc.	4,384,244
2,601,378	Arqit Quantum, Inc. (a)(c)	1,885,999
4,443	ASML Holding NV	4,311,798
246,316	Asustek Computer, Inc.	3,259,482
11,936	Cadence Design Systems, Inc. (a)	3,715,438
39,578	Cirrus Logic, Inc. (a)	3,663,340
78,902	Coherent Corporation (a)	4,783,039
27,272	Elastic NV (a)	2,733,745
207,530	Fujitsu, Ltd.	3,314,968
56,991	Global Unichip Corporation	2,172,544
193,730	Hewlett Packard Enterprise Company	3,434,833
77,460	Infineon Technologies AG	2,636,432
74,543	Intel Corporation	3,292,564
19,193	International Business Machines Corporation	3,665,095
237,197	IonQ, Inc. (a)(c)	2,369,598
106,783	Juniper Networks, Inc. (c)	3,957,378
5,818	KLA Corporation	4,064,280
4,426	Lam Research Corporation	4,300,169
51,504	Lattice Semiconductor Corporation (a)	4,029,158
61,004	Marvell Technology, Inc.	4,323,964
105,284	MediaTek, Inc.	3,816,128
36,789	Microchip Technology, Inc. (c)	3,300,341
42,067	Micron Technology, Inc.	4,959,279
8,340	Microsoft Corporation	3,508,805
6,383	MicroStrategy, Inc. - Class A (a)(c)	10,880,206
37,617	MKS Instruments, Inc. (c)	5,003,061
54,961	NEC Corporation	4,000,102
1,022,079	Nokia Corporation - ADR (c)	3,618,160
254,955	NTT Data Group Corporation	4,033,762
41,690	NVE Corporation (c)	3,759,604
6,760	NVIDIA Corporation	6,108,065
14,938	NXP Semiconductors NV	3,701,188
41,888	ON Semiconductor Corporation (a)	3,080,862
22,345	Onto Innovation, Inc. (a)(c)	4,046,233
23,670	QUALCOMM, Inc.	4,007,331
184,558	Renesas Electronics Corporation	3,273,010
26,297	Reply SpA	3,726,163
2,902,324	Rigetti Computing, Inc. (a)(c)	4,440,556
179,248	Socionext, Inc.	4,858,273
64,806	STMicroelectronics NV (c)	2,802,211
30,957	Synaptics, Inc. (a)(c)	3,020,165
5,830	Synopsys, Inc. (a)(c)	3,331,845
31,438	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	4,277,140
66,459	Teradata Corporation (a)	2,569,970
33,724	Teradyne, Inc. (c)	3,805,079
19,712	Texas Instruments, Inc.	3,434,028
109,911	Tower Semiconductor, Ltd. (a)(c)	3,676,523
619,006	Wipro, Ltd. - ADR (c)	3,559,285
		199,173,546
	Materials — 1.3%
113,299	JSR Corporation	3,241,499
	TOTAL COMMON STOCKS (Cost $197,808,917)	253,115,716

Units	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 21.1%
53,578,733	Mount Vernon Liquid Assets Portfolio, LLC, 5.52% (d)(e)	53,578,733
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $53,578,733)	53,578,733

Shares	SHORT-TERM INVESTMENTS — 0.3%
771,018	First American Government Obligations Fund - Class X, 5.23% (d)	771,018
	TOTAL SHORT-TERM INVESTMENTS (Cost $771,018)	771,018

	TOTAL INVESTMENTS (Cost $252,158,668) — 121.0%	307,465,467
	Liabilities in Excess of Other Assets — (21.0)%	(53,307,783)
	NET ASSETS — 100.0%	$254,157,684

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt.

(a) Non-income producing security.
(b) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c) All or a portion of this security is out on loan as of March 31, 2024. The total value of securities on loan is $50,022,921 or 19.7% of net assets.
(d) Rate shown is the annualized seven-day yield as of March 31, 2024.
(e) Privately offered liquidity fund.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

Defiance Quantum ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$253,115,716	$–	$–	$253,115,716
Investments Purchased with Proceeds From Securities Lending	–	53,578,733	–	53,578,733
Short-Term Investments	771,018	–	–	771,018
Total Investments in Securities	$253,886,734	$53,578,733	$–	$307,465,467

(a) See Schedule of Investments for further disaggregation of investment categories.

For the period ended March 31, 2024, the Fund did not recognize any transfers to or from Level 3.